PROPERTY AND EQUIPMENT	12 Months Ended
Feb. 28, 2014
Notes to Financial Statements
Note 4 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at February 28, 2014 and 2013:

	2014	2013
Office equipment and software	$1,152,586	$1,503,872
Furniture and fixtures	219,936	86,789
Leasehold improvements	94,433	-
Property and equipment	1,466,955	1,590,661
Less: Accumulated depreciation	(1,144,327)	(1,507,924)
Property and equipment, net	$322,628	$82,737

Depreciation expense was $119,568 and $209,355, for the years ended February 28, 2014 and 2013, respectively.